(Loss) / earnings per share calculation (Details) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended			6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018		Jul. 31, 2019	Jul. 31, 2018
Earnings per share [abstract]
(Loss) / profit for the period	£ (5,159)	£ 26,634	[1]	£ (9,184)	£ 20,792	[2],[3]
Weighted average number of ordinary shares for basic (loss) / earnings per share (in shares)	160,495	82,008		160,398	79,335
Effect of dilutive potential ordinary shares (share options and warrants) (in shares)	0	649		0	628
Weighted average number of ordinary shares for diluted (loss) / earnings per share (in shares)	160,495	82,657		160,398	79,963
Basic (loss) / earnings per ordinary share from operations (in GBP per share)	£ (0.03)	£ 0.32		£ (0.06)	£ 0.26
Diluted (loss) / earnings per ordinary share from operations (in GBP per share)	£ (0.03)	£ 0.32		£ (0.06)	£ 0.26

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’